DEFINED CONTRIBUTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 7 – DEFINED CONTRIBUTION PLAN

The Company has a 401(k)-retirement savings plan (the “401(k) Plan”) covering all eligible employees. The 401(k) Plan allows employees to defer a portion of their annual compensation, and the Company may match a portion of the employees’ contributions generally after the first nine months of service. During the three months ended September 30, 2023, the Company matched 100% of the first 4% of eligible employee compensation that was contributed to the 401(k) Plan. For the three and nine months ended September 30, 2023, the Company recognized expense for matching cash contributions to the 401(k) Plan totaling $59,508 and $158,852, respectively.

NOTE 14 – DEFINED CONTRIBUTION PLAN

The Company has a 401(k)-retirement savings plan (the “401(k) Plan”) covering all eligible employees. The 401(k) Plan allows employees to defer a portion of their annual compensation, and the Company may match a portion of the employees’ contributions generally after the first six months of service. During the year ended December 31, 2022, the Company matched 100% of the first 4% of eligible employee compensation that was contributed to the 401(k) Plan. For the year ended December 31, 2022, the Company recognized expense for matching cash contributions to the 401(k) Plan totaling $155,766.